N-2	Aug. 07, 2026
Cover [Abstract]
Entity Central Index Key	0002081119
Amendment Flag	true
Amendment Description	The purpose of this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-297289 and 811-24118) (the “Registration Statement”) is to file additional exhibits set forth in Item 25 to Part C of this Registration Statement. This Post-Effective Amendment No. 1 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 1 shall become effective immediately upon filing with the Securities and Exchange Commission. Accordingly, this Post-Effective Amendment No. 1 consists only of a facing page, this explanatory note and Part C of the Registration Statement. The Prospectus and Statement of Additional Information, in the form filed on July 7, 2026, are unmodified and incorporated by reference herein.
Document Type	POS EX
Entity Registrant Name	RoboStrategy, Inc.
Entity Address, Address Line One	151 Calle de San Francisco
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
City Area Code	(787)
Local Phone Number	722-6881
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	151 Calle de San Francisco
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00901
Contact Personnel Name	Andrew Kang